Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive (loss) income, net of tax:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (39)	$ (224)	$ (572)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(88)	(61)	(13)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	0	4	0
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	0	0	1
Other Comprehensive Income (Loss), Net of Tax	(88)	(57)	(12)
Comprehensive income	(127)	(281)	(584)
Comprehensive income attributable to noncontrolling interest	(1)	1	1
Comprehensive income attributable to Momentive Specialty Chemicals Inc.	(128)	(280)	(583)
Parent [Member]
Other comprehensive (loss) income, net of tax:
Other Comprehensive Income (Loss), Net of Tax	$ (88)	$ (57)	$ (12)